UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Advisors LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

Form 13F File Number: 028-11214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Douglas Troob
Title:            Managing Member
Phone:            (914) 694-5777

Signature, Place, and Date of Signing:

     /s/ Douglas Troob          White Plains, New York       November 12, 2008
     -----------------          ----------------------       -----------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $8,765 (thousands)


List of Other Included Managers:

  (1)     Credit Agricole Structured Asset Mgt Advisors LLC
  (2)     Coast Troob Strategy Investments Ltd.


                                                            FORM 13F

QTR ENDED: 9/30/08                 Name of Reporting Managers:          Troob Captial Advisors LLC         (SEC USE ONLY)
                                                                        "1" = Credit Agricole Structured Asset Mgt Advisors LLC
                                                                        "2" = Coast Troob Strategy Investments Ltd.

        Item 1:            Item 2:       Item3:     Item 4:             Item 5:          Item 6:   Item 7:          Item 8:
     Name of Issuer     Title of Class   CUSIP     Fair Market   Shares or             Investment   Other       Voting Authority
                                                     Value       Principal   Sh/ Put/  Discretion  Managers   (a)     (b)      (c)
                                                   (x $1000)     Amount      Prn Call                         Sole   Shared    None
Constar International Inc New COM        21036U107     55           89,495   SH           Shared     1                  89,495
Federal Mogul                 COM        313549404    450           35,876   SH           Shared     1                  35,876
Hayes Lemmerz Intl            COM NEW    420781304  1,357          497,162   SH           Shared     1                 497,162
American Axle & Manufacturing
  Holdings                    COM        024061103    162           30,241   SH           Shared     2                  30,241
Chiquita Brands Int           COM        170032809    870           55,000   SH           Shared     2                  55,000
Constar International Inc New COM        21036U107     90          145,309   SH           Shared     2                 145,309
Federal Mogul                 COM        313549404    985           78,474   SH           Shared     2                  78,474
Hayes Lemmerz Intl            COM NEW    420781304  4,077        1,493,587   SH           Shared     2               1,493,587
Isle of Capri Casinos         COM        464592104    101           11,240   SH           Shared     2                  11,240
Pep Boys Manny Moe & Jack     COM        731278909      1              120   SH  Calls    Shared     2                     120
Six Flags Inc                 COM        83001P109    224          339,939   SH           Shared     2                 339,939
Smurfit-Stone Container Corp  COM        832727101    393           83,547   SH           Shared     2                  83,547

                                        Value:      8,765

                                        Count:         12